Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Aug. 24, 2020	Dec. 31, 2019
Shares subject to possible redemption		42,278,793
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common stock authorized			401,000,000
Class A common stock
Shares subject to possible redemption	43,355,173	42,278,793
Shares subject to possible redemption, redemption value per share	$ 10.00	$ 10.00
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	380,000,000	380,000,000	380,000,000
Common stock issued	6,644,827	7,721,207
Common stock outstanding	6,644,827	7,721,207
Class B common stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock issued	12,500,000	12,500,000		12,500,000
Common stock outstanding	12,500,000	12,500,000